REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of REVENUE AND OTHER INCOME [Abstract]
Disclosure Of Detailed Information About Revenue And Other Income [Text Block]
Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	498,189	821,792	793,745
Other income
Interest income	36	32	1,791
Foreign exchange gain	450	-	-
Gain on disposal of fixed assets	-	70	-
Reversal of provision for litigation claim originally estimated under current liabilities	-	-	1,650
Rental income	14,151	14,151	11,792
	14,637	14,253	15,233